Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	LabStyle Innovations Corp.
Entity Central Index Key	0001533998
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM